Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2018	$ 46,622,299	$ 7,667,591	$ (10,005)	$ (31,373,697)	$ 22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Shares issued for cash	$ 16,090,029				16,090,029
Shares issued for cash (in shares)	3,333,334
Shares issue cost	$ (1,364,808)				(1,364,808)
Shares issued pursuant to exercise of warrants	$ 4,657,266				4,657,266
Shares issued pursuant to exercise of warrants (in shares)	1,046,300
Shares issued for services	$ 201,077				201,077
Shares issued for services (in shares)	93,020
Stock-based compensation		1,999,992			1,999,992
Net income loss for the quarter				(20,629,865)	(20,629,865)
Foreign currency translation reserve			2,683		2,683
Ending balance at Mar. 31, 2019	$ 66,205,863	9,667,583	(7,322)	(52,003,562)	23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997
Beginning balance at Dec. 31, 2018	$ 46,622,299	7,667,591	(10,005)	(31,373,697)	22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Net income loss for the quarter					(17,348,503)
Ending balance at Jun. 30, 2019	$ 66,559,231	10,206,087	14,582	(48,722,200)	28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810
Beginning balance at Mar. 31, 2019	$ 66,205,863	9,667,583	(7,322)	(52,003,562)	23,862,562
Beginning balance, shares at Mar. 31, 2019	36,804,997
Shares issue cost	$ (10,425)				(10,425)
Shares issued pursuant to exercise of warrants	$ 145,153				145,153
Shares issued pursuant to exercise of warrants (in shares)	70,023
Shares issued for services	$ 171,101				171,101
Shares issued for services (in shares)	41,030
Shares issued pursuant to exercise of options	$ 47,539	(12,531)			35,008
Shares issued pursuant to exercise of options (in shares)	43,760
Stock-based compensation		551,035			551,035
Net income loss for the quarter				3,281,362	3,281,362
Foreign currency translation reserve			21,904		21,904
Ending balance at Jun. 30, 2019	$ 66,559,231	10,206,087	14,582	(48,722,200)	28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810
Beginning balance at Dec. 31, 2019	$ 66,574,255	14,447,529	56,205	(62,116,008)	18,961,981
Beginning balance, shares at Dec. 31, 2019	37,049,374
Shares issued for cash	$ 11,158				11,158
Shares issued for cash (in shares)	7,500
Shares issue cost	$ (73,330)				(73,330)
Stock-based compensation		2,534,558			2,534,558
Net income loss for the quarter				(1,908,181)	(1,908,181)
Foreign currency translation reserve			(259,121)		(259,121)
Ending balance at Mar. 31, 2020	$ 66,512,083	16,982,087	(202,916)	(64,024,189)	19,267,065
Ending balance, shares at Mar. 31, 2020	37,056,874
Beginning balance at Dec. 31, 2019	$ 66,574,255	14,447,529	56,205	(62,116,008)	18,961,981
Beginning balance, shares at Dec. 31, 2019	37,049,374
Net income loss for the quarter					(14,844,526)
Ending balance at Jun. 30, 2020	$ 116,205,676	18,392,108	(71,248)	(76,960,534)	57,566,002
Ending balance, shares at Jun. 30, 2020	63,182,739
Beginning balance at Mar. 31, 2020	$ 66,512,083	16,982,087	(202,916)	(64,024,189)	19,267,065
Beginning balance, shares at Mar. 31, 2020	37,056,874
Shares issued for cash	$ 52,420,971				52,420,971
Shares issued for cash (in shares)	25,913,365
Shares issue cost	$ (2,890,382)				(2,890,382)
Shares issued pursuant to exercise of warrants	$ 150,000				150,000
Shares issued pursuant to exercise of warrants (in shares)	187,500
Shares issued pursuant to exercise of options	$ 13,004	(5,504)			7,500
Shares issued pursuant to exercise of options (in shares)	25,000
Stock-based compensation		1,415,525			1,415,525
Net income loss for the quarter				(12,936,345)	(12,936,345)
Foreign currency translation reserve			131,668		131,668
Ending balance at Jun. 30, 2020	$ 116,205,676	$ 18,392,108	$ (71,248)	$ (76,960,534)	$ 57,566,002
Ending balance, shares at Jun. 30, 2020	63,182,739